Condensed Consolidated Statements of Operations (Unaudited) (Parentheticals) - $ / shares		3 Months Ended	11 Months Ended	12 Months Ended
		Mar. 31, 2023	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021
Weighted average shares outstanding – diluted		15,224,378 [1]		122,501,241	122,500,000
Net loss per – diluted				$ (0.05)	$ (0.29)
Class A Common Stock
Net loss per – diluted	[1]	$ (0.64)
Class A Common Stock | Inflection Point Acquisition Corp
Weighted average shares outstanding – diluted			9,322,714	32,975,000
Net loss per – diluted			$ (0.02)	$ 0.00
Class B Common Stock | Inflection Point Acquisition Corp
Weighted average shares outstanding – diluted			7,485,546	8,243,750
Net loss per – diluted			$ (0.02)	$ 0.00

[1]	As a result of the Business Combination (as defined herein), the capital structure has changed and loss per share information is only presented after the Closing Date (as defined herein) of the Business Combination, for the period from February 13, 2023 through March 31, 2023. See Note 3 — Business Combination and Related Transactions and Note 13 — Net Loss per Share for additional information.